FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant unobservable inputs used in the valuation
Loss from impairment of long-term investment (Note 9)	¥ 0	¥ 33,000,000	¥ 0
Available-for-sale securities. | Tujia
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	30.00%
Time to liquidation	4 years
Risk-free rate (as a percent)	2.21%
Expected volatility (as a percent)	42.80%
Dividend yield (as a percent)	0.00%
Available-for-sale securities. | Tujia | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Available-for-sale securities. | Tujia | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%
Available-for-sale securities. | Tujia | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	80.00%
Available-for-sale securities. | LY.com
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	35.00%
Time to liquidation	4 years
Risk-free rate (as a percent)	2.21%
Expected volatility (as a percent)	50.40%
Dividend yield (as a percent)	0.00%
Available-for-sale securities. | LY.com | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	70.00%
Available-for-sale securities. | LY.com | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	30.00%
Available-for-sale securities. | Easy Go
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	12.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	20.00%
Time to liquidation	2 years
Risk-free rate (as a percent)	1.65%
Expected volatility (as a percent)	38.75%
Dividend yield (as a percent)	0.00%
Available-for-sale securities. | Easy Go | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	55.00%
Available-for-sale securities. | Easy Go | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Available-for-sale securities. | Easy Go | Conversion scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	5.00%
Available-for-sale securities. | Others
Significant unobservable inputs used in the valuation
Terminal growth rate (as a percent)	3.00%
Dividend yield (as a percent)	0.00%
Available-for-sale securities. | Others | Minimum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	17.00%
LoMD (as a percent)	9.00%
Time to liquidation	6 months 29 days
Risk-free rate (as a percent)	1.45%
Expected volatility (as a percent)	33.07%
Available-for-sale securities. | Others | Maximum
Significant unobservable inputs used in the valuation
Weighted average cost of capital (as a percent)	25.00%
LoMD (as a percent)	30.00%
Time to liquidation	3 years 3 months 15 days
Risk-free rate (as a percent)	2.60%
Expected volatility (as a percent)	62.72%
Available-for-sale securities. | Others | Liquidation scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
Available-for-sale securities. | Others | Liquidation scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Available-for-sale securities. | Others | Redemption scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	40.00%
Available-for-sale securities. | Others | Redemption scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	50.00%
Available-for-sale securities. | Others | Conversion scenario | Minimum
Significant unobservable inputs used in the valuation
Probability (as a percent)	0.00%
Available-for-sale securities. | Others | Conversion scenario | Maximum
Significant unobservable inputs used in the valuation
Probability (as a percent)	20.00%